TAXES ON INCOME - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 96,079	$ 51,924
Intra-entity transfer of certain intangible assets	14,563	17,252
Operating leases liabilities	18,820	22,878
Share based payments	37,110	38,206
Research and development costs	112,311	62,695
Reserves, allowances and other	55,124	54,774
Deferred tax assets before valuation allowance	334,007	247,729
Valuation allowance	(19,818)	(12,569)
Deferred tax assets	314,189	235,160
Deferred tax liabilities:
Acquired intangibles	(75,396)	(43,385)
Operating lease right-of-use assets	(15,813)	(20,160)
Acquired deferred revenue	0	(565)
Internal use software and other fixed assets	(18,650)	(24,766)
Prepaid compensation expenses	(33,936)	(36,724)
Other	(19)	(7)
Deferred tax liabilities	(143,814)	(125,607)
Deferred tax assets, net	170,375	109,553
Deferred tax assets	178,971	116,889
Deferred tax liabilities	$ (8,596)	$ (7,336)